COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	52.7%
AGRIBUSINESS	0.6%
Bunge Ltd.		3,115	$338,507

AIRPORTS	0.4%
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		8,541	242,321

COMMUNICATIONS	5.3%
American Tower Corp.		8,612	1,638,950
Cellnex Telecom SA (Spain)(a)		15,093	616,329
SBA Communications Corp., Class A		4,076	892,440

			3,147,719

DATA CENTERS	1.6%
Digital Core REIT Management Pte. Ltd. (Singapore)		110,068	55,034
Digital Realty Trust, Inc.		5,577	695,006
Equinix, Inc.		243	196,810

			946,850

DIVERSIFIED	3.1%
CapitaLand Ascott Trust (Singapore)(b)		34,209	28,813
CapitaLand Integrated Commercial Trust (Singapore)		38,100	58,450
CapitaLand Investment Ltd. (Singapore)		40,400	103,298
Charter Hall Group (Australia)		10,190	78,234
CK Asset Holdings Ltd. (Hong Kong)		11,500	66,355
Cofinimmo SA (Belgium)		493	38,594
Covivio SA (France)		508	24,543
Hang Lung Properties Ltd. (Hong Kong)		28,000	43,442
Ingenia Communities Group (Australia)		28,353	77,702
Japan Metropolitan Fund Invest (Japan)		128	87,724
Land Securities Group PLC (United Kingdom)		12,616	104,819
Link REIT (Hong Kong)		24,539	137,343
LXI REIT PLC (United Kingdom)		37,770	46,121
Merlin Properties Socimi SA (Spain)		8,875	82,651
Mitsubishi Estate Co., Ltd. (Japan)		8,200	100,119
Mitsui Fudosan Co., Ltd. (Japan)		8,700	178,476
Nomura Real Estate Holdings, Inc. (Japan)		3,600	89,149
Stockland (Australia)		37,415	106,056
Sun Hung Kai Properties Ltd. (Hong Kong)		13,000	162,606
United Urban Investment Corp. (Japan)		88	94,950
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		26,000	139,186

			1,848,631

		Shares	Value
ELECTRIC	7.9%
Alliant Energy Corp.		3,328	$178,847
CenterPoint Energy, Inc.		14,418	433,838
Constellation Energy Corp.		709	68,525
Dominion Energy, Inc.		1,499	80,271
DTE Energy Co.		2,242	256,261
Enel SpA (Italy)		14,295	98,579
Entergy Corp.		687	70,555
Evergy, Inc.		2,002	120,060
Exelon Corp.		14,454	605,044
Hydro One Ltd. (Canada)(a)		7,193	202,919
National Grid PLC (United Kingdom)		69,257	916,807
NextEra Energy, Inc.		1,572	115,228
Orsted A/S (Denmark)(a)		1,827	159,371
PG&E Corp.(c)		26,715	470,451
Power Assets Holdings Ltd. (Hong Kong)		12,500	65,394
PPL Corp.		11,488	316,265
Public Service Enterprise Group, Inc.		2,313	145,996
Terna—Rete Elettrica Nazionale (Italy)		41,929	354,424

			4,658,835

ENERGY	0.7%
MEG Energy Corp. (Canada)(c)		11,539	205,727
Tidewater Renewables Ltd. (Canada)(c)		10,437	69,493
TotalEnergies SE (France)		2,371	144,058

			419,278

ENVIRONMENTAL SERVICES	0.3%
Cleanaway Waste Management Ltd. (Australia)		80,845	149,878

GAS DISTRIBUTION	2.4%
ENN Energy Holdings Ltd., (H shares) (China)		26,900	323,363
NiSource, Inc.		10,475	291,624
Osaka Gas Co., Ltd. (Japan)		6,800	106,972
Sempra		4,886	728,112

			1,450,071

GLOBAL HYBRID FUNDS	0.8%
BlackRock ESG Capital Allocation Term Trust		29,022	464,642

GOLD	0.7%
Agnico Eagle Mines Ltd. (Canada)		8,212	430,513

		Shares	Value
HEALTH CARE	1.6%
Aedifica SA (Belgium)		729	$50,096
Healthcare Realty Trust, Inc., Class A		6,408	125,148
HealthCo REIT (Australia)		38,858	37,194
Medical Properties Trust, Inc.		6,061	61,155
Parkway Life Real Estate Investment Trust (Singapore)		23,126	67,478
Welltower, Inc.		7,593	623,765

			964,836

HOTEL	0.4%
Invincible Investment Corp. (Japan)		210	86,943
Pandox AB (Sweden)		2,914	34,327
Xenia Hotels & Resorts, Inc.		7,184	91,237

			212,507

INDUSTRIAL	3.0%
Americold Realty Trust, Inc.		8,965	290,645
ARGAN SA (France)		308	23,265
Catena AB (Sweden)		1,486	57,060
Goodman Group (Australia)		6,957	95,984
LaSalle Logiport REIT (Japan)		20	21,383
Mitsui Fudosan Logistics Park, Inc. (Japan)		25	88,918
Nippon Prologis REIT, Inc. (Japan)		54	110,342
Prologis, Inc.		7,336	915,166
Segro PLC (United Kingdom)		10,263	100,495
Urban Logistics REIT PLC (United Kingdom)		16,895	26,409
Warehouses De Pauw CVA (Belgium)		2,032	60,055

			1,789,722

INDUSTRIAL OFFICE	0.3%
Castellum AB (Sweden)		3,283	37,410
Dexus (Australia)		10,155	56,070
Frasers Logistics & Commercial Trust (Singapore)		55,200	50,644
Sirius Real Estate Ltd. (Germany)		41,087	43,528

			187,652

MARINE PORTS	0.7%
Koninklijke Vopak NV (Netherlands)		6,719	253,171
Santos Brasil Participacoes SA (Brazil)		76,640	155,752

			408,923

		Shares	Value
METALS & MINING	2.0%
Glencore PLC (GBP) (Australia)(c)		152,555	$927,123
Ivanhoe Electric, Inc.(c)		16,370	266,176

			1,193,299

MIDSTREAM	7.7%
Cheniere Energy, Inc.		4,836	782,755
DT Midstream, Inc.		1,418	75,892
Enbridge, Inc. (Canada)		19,252	707,797
Gibson Energy, Inc. (Canada)		6,963	113,370
Keyera Corp. (Canada)		14,701	368,013
Kinder Morgan, Inc.		40,272	713,217
ONEOK, Inc.		2,874	192,673
Targa Resources Corp.		8,504	697,243
TC Energy Corp. (Canada)		24,988	895,562

			4,546,522

MLP FUNDS	0.7%
Kayne Anderson Energy Infrastructure Fund		48,910	427,473

OFFICE	0.5%
Cousins Properties, Inc.		1,742	42,557
Great Portland Estates PLC (United Kingdom)		1,651	9,060
Highwoods Properties, Inc.		5,726	144,696
Kenedix Office Investment Corp. (Japan)		50	118,792

			315,105

RAILWAYS	0.6%
CSX Corp.		4,848	161,535
Norfolk Southern Corp.		395	92,268
West Japan Railway Co. (Japan)		2,900	119,107

			372,910

RESIDENTIAL	3.8%
Advance Residence Investment Corp. (Japan)		35	85,246
Apartment Income REIT Corp.		1,746	60,307
Camden Property Trust		2,001	218,289
Canadian Apartment Properties REIT (Canada)		3,323	129,553
Comforia Residential REIT, Inc. (Japan)		9	21,541
Essex Property Trust, Inc.		972	236,731
Invitation Homes, Inc.		14,930	530,015
LEG Immobilien SE (Germany)(c)		1,647	116,548
Mid-America Apartment Communities, Inc.		1,771	265,048
Sun Communities, Inc.		2,111	275,063
TAG Immobilien AG (Germany)(c)		7,060	79,371
UDR, Inc.		3,773	154,240
UNITE Group PLC/The (United Kingdom)		4,501	56,233

			2,228,185

		Shares	Value
RETAIL	3.1%
Acadia Realty Trust		12,091	$189,950
Eurocommercial Properties NV (Netherlands)		1,986	50,223
Frasers Centrepoint Trust (Singapore)		23,800	38,839
Kimco Realty Corp.		9,383	190,100
Klepierre SA (France)		4,097	108,787
Realty Income Corp.		7,081	431,729
RioCan Real Estate Investment Trust (Canada)		6,453	98,117
Simon Property Group, Inc.		4,397	547,866
Spirit Realty Capital, Inc.		3,157	127,322
Unibail-Rodamco-Westfield (France)(c)		584	33,107

			1,816,040

SELF STORAGE	1.0%
Extra Space Storage, Inc.		1,425	198,887
National Storage REIT (Australia)		26,824	41,801
Public Storage		919	258,928
Safestore Holdings PLC (United Kingdom)		7,192	81,777

			581,393

SPECIALTY	0.2%
Jones Lang LaSalle, Inc.(c)		353	58,792
VICI Properties, Inc., Class A		1,674	52,698

			111,490

TOLL ROADS	2.5%
Atlas Arteria Ltd. (Australia)(b)		30,019	126,629
CCR SA (Brazil)		27,687	77,813
Transurban Group (Australia)(b)		7,779	74,929
Vinci SA (France)		9,522	1,117,927
Zhejiang Expressway Co., Ltd., (H Shares) (China)		120,000	96,167

			1,493,465

TRANSPORT LOGISTICS	0.3%
Qube Holdings Ltd. (Australia)		82,415	162,753

		Shares	Value
WATER	0.5%
Essential Utilities, Inc.		6,327	$267,569
Guangdong Investment Ltd., (H shares) (China)		63,455	54,839

			322,408

TOTAL COMMON STOCK (Identified cost—$29,098,690)			31,231,928

PREFERRED SECURITIES—EXCHANGE-TRADED	6.5%
BANKING	3.1%
Bank of America Corp., 6.00%, Series GG(d)		2,931	72,865
Bank of America Corp., 5.875%, Series HH(d)		5,907	143,894
Bank of America Corp., 5.375%, Series KK(d)		2,946	67,139
Bank of America Corp., 4.375%, Series NN(d)		6,858	129,822
Bank of America Corp., 4.125%, Series PP(d)		10,502	189,141
Bank of America Corp., 4.25%, Series QQ(d)		6,154	113,603
Bank of America Corp., 4.75%, Series SS(d)		5,066	103,498
JPMorgan Chase & Co., 4.75%, Series GG(d)		1,472	32,664
Morgan Stanley, 4.25%, Series O(d)		7,357	139,489
Morgan Stanley, 6.50%, Series P(d)		1,688	43,972
U.S. Bancorp, 6.59% (3 Month US Term SOFR + 1.282%, Floor 3.50%), Series A(d),(e)		68	52,632
Wells Fargo & Co., 4.70%, Series AA(d)		8,260	153,884
Wells Fargo & Co., 4.375%, Series CC(d)		5,255	94,012
Wells Fargo & Co., 4.25%, Series DD(d)		6,065	105,773
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(d),(f)		1,200	30,216
Wells Fargo & Co., 5.625%, Series Y(d)		3,831	89,071
Wells Fargo & Co., 4.75%, Series Z(d)		13,318	254,374

			1,816,049

FINANCIAL SERVICES	0.3%
Carlyle Finance LLC, 4.625%, due 5/15/61		507	9,151
Oaktree Capital Group LLC, 6.55%, Series B(d)		7,222	159,462

			168,613

INSURANCE	1.5%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,946	41,294
Allstate Corp./The, 7.375%, Series J(d)		3,540	95,014
Arch Capital Group Ltd., 4.55%, Series G(d)		5,784	112,614
Athene Holding Ltd., 6.375% to 6/30/25, Series C(d),(f)		2,028	48,043
Athene Holding Ltd., 4.875%, Series D(d)		9,556	160,063
Athene Holding Ltd., 7.75% to 12/30/27, Series E(d),(f)		1,668	41,483
Brighthouse Financial, Inc., 5.375%, Series C(d)		2,513	47,194
Equitable Holdings, Inc., 5.25%, Series A(d)		1,627	33,825

		Shares	Value
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(f)		748	$13,262
Lincoln National Corp., 9.00%, Series D(d)		2,146	58,371
MetLife, Inc., 5.625%, Series E(d)		1,550	37,247
MetLife, Inc., 4.75%, Series F(d)		1,432	30,187
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(f)		2,112	54,363
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(d)		2,297	53,130
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(d)		2,330	42,057

			868,147

PIPELINES	0.4%
Enbridge, Inc., 6.704% to 6/1/28, Series 1 (Canada)(d),(f)		2,156	45,362
Enbridge, Inc., 5.858% to 9/1/27, Series L (Canada)(d),(f)		172	3,251
Energy Transfer LP, 7.60% to 5/15/24, Series E(d),(f)		7,167	177,025
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(d),(f)		3,054	36,940

			262,578

REAL ESTATE	0.1%
Brookfield Property Partners LP, 5.75%, Series A(d)		4,462	60,349

TELECOMMUNICATIONS	0.2%
AT&T, Inc., 5.35%, due 11/1/66		2,293	50,882
Telephone and Data Systems, Inc., 6.00%, Series VV(d)		4,783	66,579
United States Cellular Corp., 5.50%, due 3/1/70		486	7,013
United States Cellular Corp., 5.50%, due 6/1/70		1,705	24,552

			149,026

UTILITIES	0.9%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(f)		3,707	86,002
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(d)		2,618	41,521
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(d)		2,422	41,295
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(d)		9,106	160,356
CMS Energy Corp., 5.625%, due 3/15/78		2,207	54,403
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(d),(f)		6,561	148,213

			531,790

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$4,188,367)			3,856,552

		Principal Amount	Value
PREFERRED SECURITIES—OVER-THE-COUNTER	39.2%
BANKING	24.0%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(d),(f),(g),(h)		$200,000	$198,860
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(d),(f),(g),(h)		200,000	211,736
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(d),(f),(h)		200,000	190,940
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(d),(f),(g),(h)		200,000	220,022
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32 (Mexico)(a),(d),(f),(h)		200,000	160,500
Bank of America Corp., 4.375% to 1/27/27, Series RR(d),(f)		115,000	101,085
Bank of America Corp., 5.875% to 3/15/28, Series FF(d),(f)		98,000	91,512
Bank of America Corp., 6.10% to 3/17/25, Series AA(d),(f)		205,000	203,865
Bank of America Corp., 6.125% to 4/27/27, Series TT(d),(f)		145,000	144,391
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(f)		222,000	220,490
Bank of America Corp., 6.30% to 3/10/26, Series DD(d),(f)		64,000	64,096
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(f)		95,000	94,810
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(d),(f)		20,000	16,598
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(d),(f)		75,000	71,221
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(f)		200,000	208,078
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(d),(f)		110,000	106,703
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(d),(f),(h)		200,000	182,953
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(d),(f),(h)		200,000	186,500
BNP Paribas SA, 4.625% to 2/25/31 (France)(a),(d),(f),(h)		200,000	153,446
BNP Paribas SA, 7.75% to 8/16/29 (France)(a),(d),(f),(h)		400,000	399,160
BNP Paribas SA, 9.25% to 11/17/27 (France)(a),(d),(f),(h)		200,000	210,615
CaixaBank SA, 5.875% to 10/9/27 (Spain)(d),(f),(g),(h)		200,000	203,071
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(d),(f)		337,000	264,373
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(d),(f)		540,000	482,755
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(d),(f)		166,000	162,715
Citigroup, Inc., 3.875% to 2/18/26, Series X(d),(f)		415,000	362,253
Citigroup, Inc., 4.00% to 12/10/25, Series W(d),(f)		153,000	137,691
Citigroup, Inc., 5.00% to 9/12/24, Series U(d),(f)		79,000	75,018
Citigroup, Inc., 5.95% to 5/15/25, Series P(d),(f)		243,000	236,139
Citigroup, Inc., 6.25% to 8/15/26, Series T(d),(f)		121,000	119,987
Citigroup, Inc., 7.375% to 5/15/28, Series Z(d),(f)		53,000	54,060
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(d),(f)		69,000	65,757
CoBank ACB, 6.45% to 10/1/27, Series K(d),(f)		130,000	123,315
Credit Agricole SA, 4.00% to 12/23/27 (France)(d),(f),(g),(h)		100,000	97,812

	Principal Amount		Value
Credit Agricole SA, 6.875% to 9/23/24 (France)(a),(d),(f),(h)	$200,000		$196,020
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(d),(f),(g),(h)	100,000		111,124
Credit Suisse Group AG, 5.25% to 2/11/27, Claim (Switzerland)(a),(c),(d),(f),(h),(i)	200,000		10,000
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a),(c),(d),(f),(h),(i)	200,000		10,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(d),(f),(h)	200,000		167,438
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(d),(f),(h)	200,000		185,292
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(d),(f),(g),(h)	200,000		225,060
DNB Bank ASA, 4.875% to 11/12/24 (Norway)(d),(f),(g),(h)	200,000		190,375
Dresdner Funding Trust I, 8.151%, due 6/30/31 (TruPS)(a)	100,000		106,836
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a),(d),(f)	175,000		163,625
First Horizon Bank, 6.393% (3 Month US Term SOFR + 1.112%, Floor 3.75%)(a),(d),(e)	125	†	84,375
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	134,000		135,301
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(d),(f)	104,000		85,075
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(d),(f)	58,000		47,991
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a),(d),(f)	165,000		204,929
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(d),(f),(h)	400,000		320,179
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(d),(f),(h)	200,000		193,360
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(d),(f),(h)	200,000		201,713
Huntington Bancshares, Inc./OH., 4.45% to 10/15/27, Series G(d),(f)	106,000		90,607
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(d),(f)	60,000		55,265
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(d),(f),(g),(h)	200,000		161,349
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(d),(f),(h)	200,000		179,717
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(d),(f),(h)	200,000		188,685
Intesa Sanpaolo SpA, 6.375% to 3/30/28 (Italy)(d),(f),(g),(h)	200,000		197,547
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a),(d),(f),(h)	200,000		193,000
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(d),(f)	110,000		99,044
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(d),(f)	18,000		17,055
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(d),(f)	40,000		39,135
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(d),(f)	55,000		54,737

		Principal Amount	Value

JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(d),(f)		$44,000	$43,892
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)		150,000	138,815
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(d),(f),(h)		200,000	189,550
M&T Bank Corp., 3.50% to 9/1/26, Series I(d),(f)		5,000	3,746
M&T Bank Corp., 5.125% to 11/1/26, Series F(d),(f)		104,000	87,792
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(d),(f),(h)		400,000	375,340
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(d),(f),(h)		200,000	197,973
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a),(d),(f),(h)		200,000	194,374
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(d),(f)		124,000	96,410
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(d),(f)		39,000	36,100
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(d),(f)		162,000	156,330
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(d),(f)		150,000	137,538
Regions Financial Corp., 5.75% to 6/15/25, Series D(d),(f)		73,000	70,203
Societe Generale SA, 8.00% to 9/29/25 (France)(a),(d),(f),(h)		200,000	196,025
Societe Generale SA, 9.375% to 11/22/27 (France)(a),(d),(f),(h)		200,000	203,970
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a),(d),(f),(h)		200,000	155,755
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(f)		200,000	205,960
Truist Financial Corp., 4.95% to 9/1/25, Series P(d),(f)		59,000	55,796
Truist Financial Corp., 5.10% to 3/1/30, Series Q(d),(f)		151,000	136,081
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a),(d),(f),(h)		200,000	149,710
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a),(d),(f),(h)		200,000	166,750
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(d),(f),(g),(h)		200,000	179,885
UniCredit SpA, 8.00% to 6/3/24 (Italy)(d),(f),(g),(h)		200,000	198,036
US Bancorp, 3.70% to 1/15/27, Series N(d),(f)		8,000	6,240
US Bancorp, 5.30% to 4/15/27, Series J(d),(f)		128,000	112,710
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(d),(f)		705,000	634,377
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d),(f)		69,000	67,620
Wells Fargo & Co., 7.625% to 9/15/28(d),(f)		270,000	278,273

			14,212,612

ENERGY	0.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(d),(f)		155,000	149,637

		Principal Amount	Value
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(d),(f)		$435,000	$405,811

			555,448

FINANCIAL SERVICES	0.8%
Aircastle Ltd., 5.25% to 6/15/26, Series A(a),(d),(f)		60,000	45,600
Ally Financial, Inc., 4.70% to 5/15/28, Series C(d),(f)		145,000	101,831
American Express Co., 3.55% to 9/15/26, Series D(d),(f)		147,000	123,706
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a),(f)		165,000	123,589
ILFC E-Capital Trust II, 7.314% (30 Year CMT + 1.80%), due 12/21/65 (TruPS)(a),(e)		110,000	79,188

			473,914

INSURANCE	6.5%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(f)		200,000	191,152
Aegon NV, 5.625% to 4/15/29 (Netherlands)(d),(f),(g),(h)		200,000	197,849
Allianz SE, 3.50% to 11/17/25 (Germany)(a),(d),(f),(h)		200,000	169,444
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(f)		85,000	82,896
AXA SA, 6.379% to 12/14/36 (France)(a),(d),(f)		100,000	107,900
AXA SA, 8.60%, due 12/15/30 (France)		60,000	72,023
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(f)		55,000	44,252
CNP Assurances, 5.25% to 1/18/33, due 7/18/53, Series EMTN (France)(f),(g)		200,000	213,468
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(f)		160,000	156,369
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(f)		145,000	112,868
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(f)		130,000	113,840
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(d),(f)		110,000	106,965
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(a),(f)		93,000	67,110
Hartford Financial Services Group, Inc./The, 7.446% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON(a),(e)		100,000	85,648
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(f),(g)		200,000	166,272
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(a),(f)		146,000	117,004
Lincoln National Corp., 9.25% to 12/1/27, Series C(d),(f)		53,000	56,314
Markel Group, Inc., 6.00% to 6/1/25(d),(f)		55,000	53,505
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)		300,000	314,558

		Principal Amount	Value
MetLife, Inc., 3.85% to 9/15/25, Series G(d),(f)		$75,000	$70,268
MetLife, Inc., 9.25%, due 4/8/38(a)		200,000	231,273
MetLife, Inc., 10.75%, due 8/1/39		62,000	80,250
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(d),(f),(g),(h)		200,000	178,767
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(f)		115,000	104,885
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(f)		140,000	134,525
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(f)		70,000	70,790
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a),(d),(f)		200,000	192,451
SBL Holdings, Inc., 6.50% to 11/13/26(a),(d),(f)		150,000	85,500
SBL Holdings, Inc., 7.00% to 5/13/25(a),(d),(f)		140,000	87,850
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(f),(g)		200,000	158,060

			3,824,056

PIPELINES	2.5%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(f)		138,000	124,914
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(f)		180,000	164,756
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(f)		200,000	189,275
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(f)		80,000	74,180
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(f)		77,000	76,348
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(f)		83,000	84,071
Energy Transfer LP, 6.50% to 11/15/26, Series H(d),(f)		120,000	108,997
Energy Transfer LP, 7.125% to 5/15/30, Series G(d),(f)		128,000	112,743
Enterprise Products Operating LLC, 8.304% (3 Month US LIBOR + 2.986%), due 8/16/77, Series D(e)		18,000	18,013
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(f)		283,000	241,754
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(f)		160,000	134,982
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(f)		105,000	99,937

		Principal Amount	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(f)		$80,000	$74,838

			1,504,808

REAL ESTATE	0.9%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(a),(f)		400,000	360,060
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a),(f)		200,000	168,801

			528,861

TELECOMMUNICATIONS	0.2%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(d),(f),(g)		100,000	108,438

UTILITIES	3.4%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(f)		335,000	270,630
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(f)		180,000	146,138
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(f)		54,000	41,712
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(f)		91,000	80,201
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(d),(f)		247,000	213,260
Edison International, 5.00% to 12/15/26, Series B(d),(f)		135,000	116,974
Edison International, 5.375% to 3/15/26, Series A(d),(f)		153,000	136,167
Electricite de France SA, 9.125% to 3/15/33 (France)(a)(d)(f)		200,000	210,750
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(f)		148,000	144,480
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(d),(f),(g)		100,000	113,068
Sempra, 4.125% to 1/1/27, due 4/1/52(f)		160,000	131,633
Sempra, 4.875% to 10/15/25(d),(f)		165,000	156,338
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(f)		173,000	149,664
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(f)		80,000	75,020

			1,986,035

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$24,453,801)			23,194,172

		Shares	Value
SHORT-TERM INVESTMENTS	0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.21%(j)		283,397	$283,397

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$283,397)			283,397

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$58,024,255)	98.9%		58,566,049
WRITTEN OPTION CONTRACTS (Premiums received—$46,836)	(0.1)		(35,613)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		666,394

NET ASSETS	100.0%		$59,196,830

Over-the-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price($)		Expiration Date	Number of Contracts	Notional Amount(k)	Premium Received	Value
Call — Agnico Eagle Mines Ltd.	Goldman Sachs International	CAD	74.97	9/15/23	(1,470)	$(77,064)	$(1,221)	$(838)
Call — American Tower Corp.	Goldman Sachs International		201.44	9/15/23	(1,490)	(283,562)	(3,240)	(4,156)
Call — Bunge Ltd.	Goldman Sachs International		111.37	9/15/23	(537)	(58,356)	(806)	(1,452)
Call — CenterPoint Energy, Inc.	Goldman Sachs International		31.18	9/15/23	(2,431)	(73,149)	(1,679)	(730)
Call — Constellation Energy	Goldman Sachs International		101.47	9/15/23	(127)	(12,275)	(228)	(192)

Over-the-Counter Option Contracts (continued)

Written Options
Description	Counterparty	Exercise Price($)		Expiration Date	Number of Contracts	Notional Amount(k)	Premium Received	Value
Call — CSX Corp.	Goldman Sachs International		33.20	9/15/23	(846)	$(28,189)	$(499)	$(829)
Call — Digital Realty Trust, Inc.	Goldman Sachs International		130.33	9/15/23	(885)	(110,289)	(1,603)	(1,841)
Call — Dominion Energy, Inc.	Goldman Sachs International		54.80	9/15/23	(251)	(13,441)	(308)	(286)
Call — DTE Energy Co.	Goldman Sachs International		115.91	9/15/23	(382)	(43,663)	(960)	(735)
Call — Entergy Corp.	Goldman Sachs International		105.08	9/15/23	(112)	(11,502)	(257)	(197)
Call — Equinix, Inc.	Goldman Sachs International		859.99	9/15/23	(40)	(32,397)	(365)	(409)
Call — Essential Utilities, Inc.	Goldman Sachs International		44.72	9/15/23	(1,139)	(48,168)	(1,088)	(609)
Call — Essex Property Trust, Inc.	Goldman Sachs International		257.20	9/15/23	(74)	(18,023)	(242)	(186)
Call — Evergy, Inc.	Goldman Sachs International		62.61	9/15/23	(346)	(20,750)	(314)	(252)
Call — Exelon Corp.	Goldman Sachs International		42.84	9/15/23	(2,415)	(101,092)	(2,236)	(1,527)
Call — Glencore PLC	Goldman Sachs International	GBP	5.01	9/15/23	(22,881)	(139,055)	(1,959)	(1,577)
Call — Invitation Homes, Inc.	Goldman Sachs International		38.03	9/15/23	(2,612)	(92,726)	(1,043)	(483)
Call — Jones Lang LaSalle, Inc.	Goldman Sachs International		188.47	9/15/23	(57)	(9,493)	(58)	(79)
Call — Kimco Realty Corp.	Goldman Sachs International		21.98	9/15/23	(1,557)	(31,545)	(390)	(170)
Call — Medical Properties Trust, Inc.	Goldman Sachs International		11.97	9/15/23	(1,025)	(10,342)	(140)	(78)

Over-the-Counter Option Contracts (continued)

Written Options
Description	Counterparty	Exercise Price($)		Expiration Date	Number of Contracts	Notional Amount(k)	Premium Received	Value
Call — MEG Energy Corp.	Goldman Sachs International	CAD	25.78	9/15/23	(1,891)	$(33,714)	$(541)	$(521)
Call — National Grid PLC	Goldman Sachs International	GBP	10.65	9/15/23	(11,342)	(150,143)	(3,642)	(2,200)
Call — Nextera Energy, Inc.	Goldman Sachs International		77.92	9/15/23	(267)	(19,571)	(422)	(178)
Call — Norfolk Southern Corp.	Goldman Sachs International		238.46	9/15/23	(69)	(16,118)	(347)	(280)
Call — P G + E Corp.	Goldman Sachs International		18.71	9/15/23	(4,705)	(82,855)	(1,649)	(1,011)
Call — PPL Corp.	Goldman Sachs International		27.95	9/15/23	(1,948)	(53,628)	(1,160)	(906)
Call — Prologis, Inc.	Goldman Sachs International		131.30	9/15/23	(1,189)	(148,328)	(1,652)	(1,272)
Call — Public Service Enterprise GP	Goldman Sachs International		65.31	9/15/23	(391)	(24,680)	(564)	(259)
Call — Public Storage	Goldman Sachs International		302.32	9/15/23	(147)	(41,417)	(553)	(306)
Call — SBA Communications Corp.	Goldman Sachs International		250.19	9/15/23	(667)	(146,040)	(1,319)	(896)
Call — Sempra	Goldman Sachs International		153.38	9/15/23	(821)	(122,345)	(2,809)	(2,210)
Call — Simon Property Group, Inc.	Goldman Sachs International		129.34	9/15/23	(721)	(89,837)	(1,225)	(1,264)
Call — Sun Communities, Inc.	Goldman Sachs International		149.33	9/15/23	(352)	(45,866)	(422)	(119)
Call — Targa Resources Corp.	Goldman Sachs International		83.61	9/15/23	(1,411)	(115,688)	(2,384)	(3,190)
Call — TC Energy Corp.	Goldman Sachs International	CAD	53.16	9/15/23	(3,503)	(125,546)	(2,785)	(1)
Call — Terna - Rete Elettrica Nazionale	Goldman Sachs International	EUR	7.88	9/15/23	(6,915)	(58,452)	(1,199)	(813)
Call — VICI Properties, Inc.	Goldman Sachs International		34.05	9/15/23	(149)	(4,691)	(56)	(18)

Over-the-Counter Option Contracts (continued)

Written Options
Description	Counterparty	Exercise Price($)		Expiration Date	Number of Contracts	Notional Amount(k)	Premium Received	Value
Call — Vinci SA	Goldman Sachs International	EUR	110.39	9/15/23	(1,633)	$(191,722)	$(4,141)	$(2,181)
Call — Welltower, Inc.	Goldman Sachs International		85.97	9/15/23	(1,223)	(100,469)	(1,330)	(1,362)
					(80,021)	$(2,786,191)	$(46,836)	$(35,613)

Over-the-Counter Total Return Swap Contracts
Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity		Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$203,797	0.25%	Monthly	BNPXCHY5 Index(l	)	Short	5/15/24	$(2,130)	$—	$(2,130)
BNP Paribas	EUR	204,099	0.30%	Monthly	BNPXCEX5 Index(m	)	Short	5/15/24	(2,164)	—	(2,164)
									$(4,294)	$—	$(4,294)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	49,322	USD	37,275	8/2/23	$(129)
Brown Brothers Harriman	EUR	1,624,822	USD	1,776,532	8/2/23	(9,961)
Brown Brothers Harriman	EUR	200,791	USD	223,487	8/2/23	2,718
Brown Brothers Harriman	USD	37,475	CAD	49,322	8/2/23	(71)
Brown Brothers Harriman	USD	2,012,629	EUR	1,825,613	8/2/23	(5,367)
Brown Brothers Harriman	CAD	48,864	USD	37,141	9/5/23	67
Brown Brothers Harriman	EUR	89,017	USD	97,832	9/5/23	(201)
Brown Brothers Harriman	EUR	1,834,179	USD	2,025,209	9/5/23	5,245
						$(7,699)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,384,435 which represents 10.8% of the net assets of the Fund, of which 0.2% are illiquid.

(b)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Variable rate. Rate shown is in effect at July 31, 2023.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,330,799 which represents 5.6% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $7,899,902 or 13.3% of the net assets of the Fund.

(i)	Security is in default.
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(l)	The index intends to track the performance of the CDX.NA HY.
(m)	The index intends to track the performance of the iTraxx Crossover CDS.

Country Summary	% of Net Assets
United States	53.0
Canada	9.8
United Kingdom	7.7
France	6.1
Australia	4.5
Spain	2.7
Japan	2.2
Netherlands	2.1
Italy	2.0
Germany	1.7
Switzerland	1.1
Hong Kong	1.0
China	0.8
Mexico	0.7
Singapore	0.7
Other (includes short-term investments)	3.9

100.0

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$31,231,928	$—	$—	$31,231,928
Preferred Securities—Exchange-Traded	3,856,552	—	—	3,856,552
Preferred Securities—Over-the-Counter	—	23,194,172	—	23,194,172
Short-Term Investments	—	283,397	—	283,397

Total Investments in Securities(a)	$35,088,480	$23,477,569	$—	$58,566,049

Forward Foreign Currency Exchange Contracts	$—	$8,030	$—	$8,030

Total Derivative Assets(a)	$—	$8,030	$—	$8,030

Written Option Contracts	$—	$(35,613)	$—	$(35,613)
Total Return Swap Contracts	—	(4,294)	—	(4,294)
Forward Foreign Currency Exchange Contracts	—	(15,729)	—	(15,729)

Total Derivative Liabilities(a)	$—	$(55,636)	$—	$(55,636)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

At July 31, 2023, the Fund did not have any swaption contracts outstanding.

Binary Option Contracts: The Fund may write or purchase binary options, which are options in which the payout depends on whether the price of a particular asset will rise above or fall below a specified level. When the binary option expires the buyer receives either a pre-determined amount of cash or nothing at all.

At July 31, 2023, the Fund did not have any binary option contracts outstanding.

The following summarizes the volume of the Fund’s option contracts, total return swap contracts and forward foreign currency exchange contracts activity for the nine months ended July 31, 2023:

	Purchased Option Contracts(a)(b)	Written Option Contracts(a)(b)	Total Return Swap Contracts(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$632,000	$3,064,019	$316,973	$1,732,479

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

(b)

Average notional amounts represent the average for all months in which the Fund had option contracts and total return swap contracts outstanding. For purchased option contracts, this represents two months and for total return swap contracts, this represents the period April 28, 2023 through July 31, 2023.